INTEREST IN GIBRALTAR JOINT VENTURE	12 Months Ended
Dec. 31, 2022
Disclosure of joint ventures [abstract]
INTEREST IN GIBRALTAR JOINT VENTURE [Text Block]

3. INTEREST IN GIBRALTAR JOINT VENTURE

On March 31, 2010, the Company entered into an agreement with Cariboo Copper Corp. (Cariboo) whereby the Company contributed certain assets and liabilities of the Gibraltar mine, operating in British Columbia, into an unincorporated joint venture to acquire a 75% interest in the joint venture. Cariboo contributed $186,800 to purchase the remaining 25% interest.

The assets and liabilities contributed by the Company to the joint venture were mineral property interests, plant and equipment, inventories, prepaid expenses, reclamation deposits, capital lease obligations, and site closure and reclamation obligations. Certain key strategic, operating, investing and financing policies of the joint venture require unanimous approval such that neither venturer is in a position to exercise unilateral control over the joint venture. The Company continues to be the operator of the Gibraltar mine.

The Company has joint control over the joint arrangement and as such consolidates its 75% portion of all the joint venture's assets, liabilities, income and expenses.

The following is a summary of the Gibraltar joint venture financial information on a 100% basis.

	As at December 31,
	2022	2021
Cash and equivalents	82,408	43,387
Other current assets	142,479	119,833
Current assets	224,887	163,220
Non-current assets	1,046,997	959,828

Accounts payable and accrued liabilities	59,186	43,409
Other current financial liabilities	33,143	31,500
Current liabilities	92,329	74,909
Long-term debt	45,100	21,343
Provision for environmental rehabilitation	143,256	108,916
Non-current liabilities	188,356	130,259
	Years ended December 31,
	2022	2021
Revenues	512,950	578,736
Production costs	(380,523)	(271,364)
Depletion and amortization	(76,484)	(102,209)
Other operating expense	(4,458)	(4,349)
Interest expense	(4,935)	(4,379)
Interest income	336	40
Foreign exchange gain (loss)	919	(1,042)
Comprehensive income for joint arrangement	47,805	195,433